UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-9957
                                   811-10179

Name of Fund:  Mercury Basic Value Fund, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
       Executive Officer, Mercury Basic Value Fund, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro,
       NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Mercury Basic Value Fund Inc.

Schedule of Investments as of March 31, 2005

Beneficial Interest                          Mutual Funds                                                             Value
$     7,903,874                              Master Basic Value Trust                                        $    9,424,418

                                             Total Mutual Funds (Cost - $6,298,805) - 99.5%                       9,424,418

Total Investments (Cost - $6,298,805) - 99.5%                                                                     9,424,418
Other Assets Less Liabilities - 0.5%                                                                                 48,774
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $    9,473,192
                                                                                                             ==============


Master Basic Value Trust

Schedule of Investments as of March 31, 2005
                                              Shares                                                             Percent of
         Industry*                              Held    Common Stocks                                  Value     Net Assets
Above-Average Yield

         Metals & Mining                  4,350,700     Alcoa, Inc.                               $   132,217,773       1.6%
         Diversified                      2,738,600     BCE, Inc.                                      68,437,614       0.8
         Telecommunication Services
         Capital Markets                  5,775,100     The Bank of New York Co., Inc. (d)            167,766,655       2.0
         Diversified                      3,377,800     BellSouth Corp.                                88,802,362       1.0
         Telecommunication Services
         Multi-Utilities &                  913,500     Dominion Resources, Inc.                       67,991,805       0.8
         Unregulated Power
         Chemicals                        3,509,000     E.I. du Pont de Nemours & Co.                 179,801,160       2.1
         Oil & Gas                        7,170,000     Exxon Mobil Corp.                             427,332,000       5.0
         Industrial Conglomerates         4,885,200     General Electric Co.                          176,160,312       2.1
         Food Products                    2,021,900     General Mills, Inc. (d)                        99,376,385       1.2
         Personal Products                2,083,800     The Gillette Co.                              105,190,224       1.2
         Pharmaceuticals                  2,370,500     GlaxoSmithKline Plc (a)                       108,853,360       1.3
         Aerospace & Defense              3,695,300     Honeywell International, Inc.                 137,502,113       1.6
         Diversified Financial Services   7,287,392     JPMorgan Chase & Co.                          252,143,763       3.0
         Capital Markets                  2,983,800     Mellon Financial Corp.                         85,157,652       1.0
         Pharmaceuticals                  2,670,600     Pfizer, Inc.                                   70,156,662       0.8
         Multi-Utilities &                1,595,200     Public Service Enterprise Group, Inc.          86,762,928       1.0
         Unregulated Power
         Oil & Gas                        2,133,200     Royal Dutch Petroleum Co.                     128,077,328       1.5
         Diversified                      5,243,200     SBC Communications, Inc.                      124,211,408       1.4
         Telecommunication Services
         Food Products                    4,276,500     Sara Lee Corp.                                 94,767,240       1.1
         Electric Utilities               2,148,500     The Southern Co.                               68,386,755       0.8
         Diversified                      3,082,600     Verizon Communications, Inc.                  109,432,300       1.3
         Telecommunication Services
         Commercial Banks                 1,957,500     Wachovia Corp.                                 99,656,325       1.2
                                                                                                  ----------------    ------
                                                                                                    2,878,184,124      33.8

Below-Average Price/Earnings Ratio

         Insurance                        1,010,700     ACE Ltd.                                       41,711,589       0.5
         Insurance                        1,154,000     The Allstate Corp.                             62,385,240       0.7
         Insurance                        2,598,500     American International Group, Inc.            143,982,885       1.7
         Commercial Banks                 3,667,400     Bank of America Corp.                         161,732,340       1.9
         Health Care                      3,216,700     Baxter International, Inc.                    109,303,466       1.3
         Equipment & Supplies
         Diversified Financial Services   3,795,400     Citigroup, Inc.                               170,565,276       2.0
         Beverages                        4,542,800     Coca-Cola Enterprises, Inc.                    93,218,256       1.1
         Machinery                        1,006,700     Dover Corp.                                    38,043,193       0.5
         Insurance                        3,503,100     Genworth Financial, Inc. Class A               96,405,312       1.1
         Capital Markets                    796,700     Goldman Sachs Group, Inc.                      87,629,033       1.0
         Computers & Peripherals          6,713,700     Hewlett-Packard Co.                           147,298,578       1.7
         Household Durables               4,425,300     Koninklijke Philips Electronics NV            121,784,256       1.4
         Food Products                    3,439,000     Kraft Foods, Inc.                             113,658,950       1.3
         Hotels, Restaurants & Leisure    3,281,200     McDonald's Corp.                              102,176,568       1.2
         Capital Markets                  3,378,700     Morgan Stanley                                193,430,575       2.3
         Pharmaceuticals                  5,556,700     Schering-Plough Corp.                         100,854,105       1.2
         Food Products                    1,343,300     Unilever NV (NY Registered Shares) (a)         91,908,586       1.1
         IT Services                     12,354,200     Unisys Corp. (b)                               87,220,652       1.0
                                                                                                  ----------------    ------
                                                                                                    1,963,308,860      23.0

Low Price-to-Book Value

         Communications Equipment        11,904,900     3Com Corp. (b)                                 42,381,444       0.5
         Electronic                       3,535,500     Agilent Technologies, Inc. (b)                 78,488,100       0.9
         Equipment & Instruments
         Food & Staples Retailing           617,900     Albertson's, Inc.                              12,759,635       0.2
         Oil & Gas                        1,345,600     Anadarko Petroleum Corp.                      102,400,160       1.2
         Media                            4,747,100     Comcast Corp. Special Class A (b)             158,553,140       1.9
         Machinery                        1,598,700     Deere & Co.                                   107,320,731       1.3
         Energy Equipment & Services      2,805,000     Diamond Offshore Drilling                     139,969,500       1.7
         IT Services                      2,356,500     Electronic Data Systems Corp.                  48,708,855       0.6
         Energy Equipment & Services      4,954,700     GlobalSantaFe Corp.                           183,522,088       2.2
         Energy Equipment & Services      2,367,200     Halliburton Co.                               102,381,400       1.2
         Insurance                        1,027,500     Hartford Financial Services Group, Inc. (d)    70,445,400       0.8
         Paper & Forest Products          4,492,800     International Paper Co.                       165,290,112       1.9
         Household Products               2,541,300     Kimberly-Clark Corp.                          167,039,649       2.0
         Semiconductors &                18,602,415     LSI Logic Corp. (b)(d)                        103,987,500       1.2
         Semiconductor Equipment
         Media                           12,650,900     Liberty Media Corp. Class A (b)               131,189,833       1.5
         Communications Equipment         6,998,700     Lucent Technologies, Inc. (b)(d)               19,246,425       0.2
         Communications Equipment         5,093,000     Motorola, Inc.                                 76,242,210       0.9
         Aerospace & Defense              5,102,600     Raytheon Co.                                  197,470,620       2.3
         Insurance                        4,025,814     The St. Paul Travelers Cos., Inc.             147,868,148       1.7
         Computers & Peripherals         18,661,700     Sun Microsystems, Inc. (b)(d)                  75,393,268       0.9
         Media                            9,359,600     Time Warner, Inc. (b)                         164,260,980       1.9
         Industrial Conglomerates         1,746,400     Tyco International Ltd.                        59,028,320       0.7
         Media                            4,014,200     Viacom, Inc. Class B                          139,814,586       1.6
         Media                            4,265,900     Walt Disney Co.                               122,559,307       1.4
         Commercial Banks                 4,408,400     Wells Fargo & Co.                             263,622,320       3.1
         Paper & Forest Products            493,700     Weyerhaeuser Co.                               33,818,450       0.4
                                                                                                  ----------------    ------
                                                                                                    2,913,762,181      34.2

Special Situations

         Pharmaceuticals                  1,261,100     Abbott Laboratories                            58,792,482       0.7
         Semiconductors &                 2,833,200     Applied Materials, Inc.                        46,039,500       0.5
         Semiconductor Equipment
         Energy Equipment & Services      1,903,300     BJ Services Co. (d)                            98,743,204       1.2
         Aerospace & Defense                742,700     Boeing Co.                                     43,418,242       0.5
         Media                            1,236,800     Clear Channel Communications, Inc.             42,632,496       0.5
         Semiconductors &                 1,638,100     Fairchild Semiconductor                        25,112,073       0.3
         Semiconductor Equipment                        International, Inc. (b)
         Specialty Retail                 4,385,600     The Gap, Inc.                                  95,781,504       1.1
         Computers & Peripherals          1,559,100     International Business Machines Corp.         142,470,558       1.7
         Media                            6,960,700     Interpublic Group of Cos., Inc. (b)            85,477,396       1.0
         Semiconductors &                 1,223,900     National Semiconductor Corp.                   25,224,579       0.3
         Semiconductor Equipment
         Communications Equipment         2,133,400     Nokia OYJ (a)                                  32,918,362       0.4
         Semiconductors &                   912,900     Novellus Systems, Inc. (b)                     24,401,817       0.3
         Semiconductor Equipment
         Computers & Peripherals          4,169,800     Seagate Technology (b)                         81,519,590       1.0
         Media                              308,200     Tribune Co.                                    12,287,934       0.1
                                                                                                  ----------------    ------
                                                                                                      814,819,737       9.6

                                                        Total Common Stocks
                                                        (Cost - $6,373,028,771)                     8,570,074,902     100.6


                                 Beneficial Interest    Short-Term Securities
                                    $   142,989,550     Merrill Lynch Liquidity Series, LLC
                                                        Money Market Series (c)(e)                    142,989,550       1.7

                                                        Total Short-Term Securities
                                                        (Cost - $142,989,550)                         142,989,550       1.7

                                                        Total Investments
                                                        (Cost - $6,516,018,321)                     8,713,064,452     102.3


                                           Number of
                                           Contracts    Call Options Written
                                             12,990     American International Group, Inc.
                                                        expiring May 2005 at USD 70, Broker
                                                        Morgan Stanley & Co. Incorporated                (129,900)      0.0
                                              7,000     Hewlett-Packard Co., expiring
                                                        August 2005 at USD 22.5, Broker
                                                        Citigroup Global Markets Inc.                    (770,000)      0.0

                                                        Total Call Options Written
                                                        (Premiums Received - $2,595,399)                 (899,900)      0.0

         Total Investments, Net of Options Written (Cost - $6,513,422,922**)                        8,712,164,552     102.3
         Liabilities in Excess of Other Assets                                                       (197,444,892)    (2.3)
                                                                                                  ----------------    ------
         Net Assets                                                                               $ 8,514,719,660     100.0%
                                                                                                  ================    ======

  * For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   6,594,730,360
                                                  =================
    Gross unrealized appreciation                 $   2,338,298,045
    Gross unrealized depreciation                     (220,863,853)
                                                  -----------------
    Net unrealized appreciation                   $   2,117,434,192
                                                  =================

(a) Depositary Receipts.

(b) Non-income producing security.

(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

(e) Investments in companies considered to be an affiliate of the Trust
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $  (95,634,076)    $ 4,604,853
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                   $ (463,099,648)    $   215,817


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercury Basic Value Fund, Inc. and Master Basic Value Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: May 23, 2005


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Mercury Basic Value Fund, Inc. and
       Master Basic Value Trust


Date: May 23, 2005